Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) (Parentheticals) - shares		5 Months Ended	12 Months Ended
	Jan. 07, 2026	Dec. 31, 2025	Dec. 31, 2025
Over Allotment Option
Forfeited shares	499,950
Class B Ordinary Shares
Forfeited shares		999,900
Class B Ordinary Shares | Over Allotment Option
Forfeited shares		999,900	999,900